Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal income tax benefit attributable to:
Current operations	$ 298,830	$ 366,510
Less: valuation allowance	(298,830)	(366,510)
Net provision for Federal income taxes	$ 0	$ 0